Balance Sheet - Continuing Operations - Schedule of Seismic Equipment Lease Pool and Property and Equipment (Detail) - USD ($) $ in Thousands	Jul. 31, 2021	Jan. 31, 2021	Jan. 31, 2020
Property and equipment:
Property and equipment	$ 18,969	$ 20,564	$ 22,470
Accumulated depreciation and amortization	(14,529)	(15,813)	(17,051)
Total property and equipment, net	4,440	4,751	5,419
Marine seismic service equipment
Property and equipment:
Property and equipment	4,157	5,969
Land and buildings
Property and equipment:
Property and equipment	4,422	4,354	4,274
Furniture and fixtures
Property and equipment:
Property and equipment	9,899	9,750	9,364
Autos and trucks
Property and equipment:
Property and equipment	$ 491	$ 491	$ 491